UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21124

          BlackRock New York Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock New York Municipal Income Trust II (BFY)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—153.8%
			Multi-State—5.7%
			Charter Mac Equity Issuer Trust,
A3	$500	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$540,950
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,114,730
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,636,290
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,130,630
					4,422,600
			New York—143.4%
			Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter Sch. Proj.,
NR	345		Ser. A, 7.00%, 5/01/25	05/15 @ 102	347,760
NR	220		Ser. A, 7.00%, 5/01/35	05/15 @ 102	220,143
AA-	5,000	[4]	City of New York, Recreational Fac. Impvts. Hotel Occupancy Tax GO, Ser. B, 5.75%,
			12/01/11	N/A	5,512,200
Aaa	1,720		Clarence Indl. Dev. Agcy., Ind. Impvts. RB, Bristol Vlg., Inc. Proj., 6.00%, 1/20/44	01/13 @ 102	1,931,491
			Dorm. Auth.,
Aa3	2,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,114,720
AA	5,000		Hlth., Hosp. & Nursing Home RB, Memorial Sloan-Kettering Proj., Ser. 1, 5.00%,
			7/01/34	07/13 @ 100	5,261,700
BBB	750		Hlth., Hosp. & Nursing Home RB, Mt. Sinai Hosp. Proj., 5.50%, 7/01/26	07/08 @ 100	766,747
AAA	2,500		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp.Proj., Ser. A, 5.00%, 2/01/31,
			AMBAC	08/12 @ 100	2,643,750
AAA	2,500		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,665,825
AA	2,000		Univ. & Coll. Impvts. RB, Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,104,080
AAA	2,425		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,528,717
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj.,
			5.35%, 9/01/40	08/11 @ 101	4,292,240
A+	5,500		Energy Res. & Dev. Auth., Elec., Pwr. & Lt. Impvts. RB, Consolidated Edison Co. Proj.,
			4.70%, 6/01/36, AMT	01/07 @ 100	5,502,860
BBB	625		Essex Cnty. Indl. Dev. Agcy., Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26,
			AMT	10/12 @ 100	652,813
A	3,250		Geneva Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Hobart & Williams Smith Proj., Ser.
			A, 5.375%, 2/01/33	02/13 @ 100	3,493,815
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj.,
			6.25%, 8/01/34	08/13 @ 100	420,408
			Liberty Dev. Corp.,
AA-	4,000		Ind. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	4,758,400
B3	675		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	718,187
AAA	3,515		Long Island Pwr. Auth., Elec. Pwr. & Lt. RB, Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,474,859
			Met. Transp. Auth.,
AA-	5,000		Misc. RB, Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,304,600
AA	5,000		Transit RB, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,251,850
AAA	2,000		Transit RB, Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,153,300
			New York City Indl. Dev. Agcy.,
BBB-	1,000		Econ. Impvts. RB, IAC Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,043,200
AA+	1,000		Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,048,990
AA+	1,000	[4]	Local Hsg. RB, Eger Harbor House, Inc. Proj., Ser. A, 5.875%, 5/20/44	N/A	1,134,430
B	1,600		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,921,712
B	1,500		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	1,816,575
A	1,500		Private Primary Schs. Lease RB, Lycee Francais De New York Proj., Ser. A, 5.375%,
			6/01/23, ACA	12/12 @ 100	1,585,335
AAA	1,100		New York City Mun. Fin. Auth., Wtr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%,
			6/15/37, MBIA	06/16 @ 100	1,119,206
AA+	5,000		New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,292,300
AAA	5,000	[4]	New York City Trans. Auth. Met. Transp. Auth. Triborough Brdg. & Tunl., Trans. Impvts.
			COP, Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,301,650
AAA	5,000		New York City Transl. Fin. Auth., Income Tax RB, Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,285,350
BBB	2,535		New York Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	2,743,605
AAA	3,000		New York Convention Ctr. Operating. Corp., Recreational Fac. Impvts. Hotel Occupancy
			Tax RB, 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,219,270

1

BlackRock New York Municipal Income Trust II (BFY) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			New York—(cont'd)
Caa1	$3,675		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines
			Proj., 9.125%, 12/01/15, AMT	01/07 @ 100	$3,831,922
AAA	2,000		St. Urban Dev. Corp., Pub. Impvts. Income Tax RB, Ser. B, 5.00%, 3/15/35	03/15 @ 100	2,141,300
			Suffolk Cnty. Indl. Dev. Agcy.,
BBB-	450		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	471,497
A	2,500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	2,634,925
			Triborough Brdg. & Tunl. Auth., Hwy. Rev. Tolls RB,
AAA	850	[4]	Ser. A, 5.00%, 1/01/12	N/A	908,497
AA	150		Ser. A, 5.00%, 1/01/32	01/12 @ 100	157,047
AAA	9,000	[4]	TSASC, Inc., Resource Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%,
			7/15/12	N/A	9,999,720
					111,776,996
			Puerto Rico—4.7%
BBB	1,400		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	1,476,832
AAA	2,000	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.375%, 7/01/12	N/A	2,188,720
					3,665,552
			Total Long-Term Investments (cost $111,730,874)		119,865,148
	Shares
	(000)
			MONEY MARKET FUND—1.6%
NR	1,200		AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $1,200,000)	N/A	1,200,000
			Total Investments —155.4% (cost $112,930,8745)		$121,065,148
			Other assets in excess of liabilities —1.9%		1,517,082
			Preferred shares at redemption value, including dividends payable—(57.3)%		(44,653,853)

			Net Assets Applicable to Common Shareholders—100%		$77,928,377

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 5.7% of its net assets, with a current market value of $4,422,600, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Cost for federal income tax purposes is $112,925,492. The net unrealized appreciation on a tax basis is $8,139,656, consisting of $8,139,656 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock New York Municipal Income Trust II

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007